Description of Organization, Business Operations, and Going Concern - Additional Information (Details)					1 Months Ended	3 Months Ended	10 Months Ended
	Dec. 19, 2021 USD ($) $ / shares shares	Dec. 16, 2021	May 28, 2021 USD ($) $ / shares shares	Dec. 17, 2017 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 09, 2022	Apr. 29, 2022 shares	Dec. 31, 2020 $ / shares shares
Number of consecutive trading days determining share price
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding					15,189,091	16,804,476	15,189,091			14,504,193
Cash | $					$ 889,323		$ 889,323
Shares subject to possible redemption					99,734,543	99,734,543	99,734,543			58,948,067
Common stock, shares issued					15,189,091	16,804,476	15,189,091			14,504,193
Maximum [Member]
Number of consecutive trading days determining share price
Anniversary period determining trading days	3 years
Minimum [Member]
Number of consecutive trading days determining share price
Anniversary period determining trading days	2 years
DYNAMICS SPECIAL PURPOSE [Member]
Number of consecutive trading days determining share price
State of incorporation						DE	DE
Date of incorporation						Mar. 01, 2021	Mar. 01, 2021
Stock shares issued during the period | shares							715,500
Gross proceeds from initial public offering | $							$ 225,400,000
Gross proceeds from private placement | $							7,155,000
Payment to acquire restricted investments | $			$ 230,000,000				$ 230,000,000
Cash deposited in Trust Account per share | $ / shares			$ 10
Term of restricted investments			185 days
Percentage of Public Shares that can be redeemed without prior consent					15.00%	15.00%	15.00%
Percentage of public shares to be redeemed in case business combination is not consummated					100.00%	100.00%	100.00%
Period to complete business combination from closing of initial public offering						24 months	24 months
Expenses payable on dissolution						100,000	100,000
Actual amount per share to be maintained in the trust account | $ / shares					$ 10	$ 10	$ 10
Underwriting fee | $			$ 4,600,000			$ 4,600,000	$ 4,600,000
Deferred underwriting fee payable | $			8,050,000		$ 7,050,000	7,050,000	7,050,000
Other Offering Costs | $			548,430			548,430	548,430
Minimum netwoth needed to effect business combination | $	$ 5,000,001				5,000,001	5,000,001	5,000,001
Number of hours following the effectiveness of the registration statement within which written consent shall be executed and delivered	48 days
Cash | $					889,323	396,693	889,323
Working capital (deficit) | $					$ 1,984,816	3,224,077	1,984,816
Transaction costs related to initial public offering | $			13,198,430			13,198,430	$ 13,198,430
DYNAMICS SPECIAL PURPOSE [Member] | Subsequent To Initial Public Offering [Member]
Number of consecutive trading days determining share price
Deferred underwriting fee payable | $				$ 7,050,000		$ 7,050,000
Deferred underwriting fees waived | $				1,000,000
Deferred underwrting fees payable before waive off | $				8,050,000
Transaction costs related to initial public offering | $				$ 12,198,430
DYNAMICS SPECIAL PURPOSE [Member] | Business Combination Agreement [Member] | Senti Business Combination [Member]
Number of consecutive trading days determining share price
Business acquisition, Equity interest issued or issuable, Value assigned | $	$ 240,000,000
DYNAMICS SPECIAL PURPOSE [Member] | Non RedemptionAgreement [Member] | Public Shares [Member]
Number of consecutive trading days determining share price
Equity method investment ownership percentage								11.111%
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor Support Agreement [Member]
Number of consecutive trading days determining share price
Lock up period to sell assign or transfer of any common stock	1 year
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor Support Agreement [Member] | Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	150 days
DYNAMICS SPECIAL PURPOSE [Member] | Minimum [Member]
Number of consecutive trading days determining share price
Number of operating businesses included in initial Business Combination						1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination					80.00%	80.00%	80.00%
Equity method investment ownership percentage					50.00%	50.00%	50.00%
DYNAMICS SPECIAL PURPOSE [Member] | Minimum [Member] | Business Combination Agreement [Member]
Number of consecutive trading days determining share price
Threshold available cash balance required for consummation of merger | $	$ 150,000,000
DYNAMICS SPECIAL PURPOSE [Member] | DYNS Sponsor [Member] | Non RedemptionAgreement [Member] | DYNS Founder Share [Member]
Number of consecutive trading days determining share price
Shares subject to forfeiture and cancellation	965,728								965,728
DYNAMICS SPECIAL PURPOSE [Member] | Over-Allotment Option [Member]
Number of consecutive trading days determining share price
Common stock shares subscribed but not issued					3,000,000	3,000,000	3,000,000
DYNAMICS SPECIAL PURPOSE [Member] | Private Placement [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares						7,155,000	715,500
DYNAMICS SPECIAL PURPOSE [Member] | PIPE [Member] | Subscription Agreement [Member] | Additional Subscription Event [Member]
Number of consecutive trading days determining share price
Price per share sold | $ / shares	$ 10
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member]
Number of consecutive trading days determining share price
Gross proceeds from initial public offering | $			$ 230,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Price per share sold | $ / shares			$ 10		$ 10	$ 10	$ 10
Common stock, shares outstanding					715,500	715,500	715,500
Shares subject to possible redemption					23,000,000	23,000,000	23,000,000
Common stock, shares issued					23,715,500	23,715,500	23,715,500		885,377
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Business Combination Agreement [Member] | Share Price Greater Than Or Equal To Fifteen USD [Member]
Number of consecutive trading days determining share price
Stock issued during period, Shares, Acquisitions	1,000,000
Volume weighted average share price | $ / shares	$ 15
Number of trading days determining volume weighted average share price	20 days
Number of consecutive trading days determining volume weighted average share price	30 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Business Combination Agreement [Member] | Share Price Greater Than Or Equal To Twenty USD [Member]
Number of consecutive trading days determining share price
Stock issued during period, Shares, Acquisitions	1,000,000
Volume weighted average share price | $ / shares	$ 20
Number of trading days determining volume weighted average share price	20 days
Number of consecutive trading days determining volume weighted average share price	30 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Business Combination Agreement [Member] | Senti Business Combination [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares	$ 0.0001
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Non RedemptionAgreement [Member]
Number of consecutive trading days determining share price
Shares subject to possible redemption									7,968,483
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Non RedemptionAgreement [Member] | Investor Shares [Member]
Number of consecutive trading days determining share price
Shares, Outstanding	8,691,655
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Investor Rights Agreement [Member]
Number of consecutive trading days determining share price
Lock up period	1 year
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Investor Rights Agreement [Member] | 12 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Lock up period	18 months
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Investor Rights Agreement [Member] | Share Price Greater Than Or Equal To Twelve USD [Member] | 12 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	150 days		330 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Investor Rights Agreement [Member] | Share Price Greater Than Or Equal To Twelve USD [Member] | 18 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price	330 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Investor Rights Agreement [Member] | Senti Business Combination [Member] | 12 Month Lock-Up [Member]
Number of consecutive trading days determining share price
Lock up period	12 months
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Senti Support Agreement [Member]
Number of consecutive trading days determining share price
Lock up period	18 months
Lock up period based on meeting of certain criteria	12 months
General lock up period	12 months
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Senti Support Agreement [Member] | Extended Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price					330 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Senti Support Agreement [Member] | General Lock Up Period [Member] | Share Price Greater Than Or Equal To Twelve USD [Member]
Number of consecutive trading days determining share price
Share Price | $ / shares	$ 12
Number of trading days determining share price	20 days
Number of consecutive trading days determining share price	30 days
Threshold number of trading days determining share price		150 days
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | IPO [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares			23,000,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares			3,000,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Number of consecutive trading days determining share price
Stock shares issued during the period | shares			715,500
Gross proceeds from private placement | $			$ 7,155,000
Price per share sold | $ / shares			$ 10
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | PIPE [Member] | Subscription Agreement [Member]
Number of consecutive trading days determining share price
Common stock shares subscribed but not issued	6,680,000
Price per share sold | $ / shares	$ 10
Common stock, Value, Subscriptions | $	$ 66,800,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding					5,750,000	5,750,000	5,750,000
Shares subject to possible redemption					5,750,000		5,750,000
Common stock, shares issued					5,750,000	5,750,000	5,750,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member] | DYNS Sponsor [Member]
Number of consecutive trading days determining share price
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	5,750,000